Average Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Cloud Computing ETF	Oct. 30, 2024
Fidelity Cloud Computing ETF | Return Before Taxes
Average Annual Return:
Past 1 year	52.39%
Since Inception	(4.60%)	[1]
Fidelity Cloud Computing ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	52.31%
Since Inception	(4.66%)	[1]
Fidelity Cloud Computing ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	31.05%
Since Inception	(3.49%)	[1]
IXV7Q
Average Annual Return:
Past 1 year	51.75%
Since Inception	(4.33%)
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	3.12%

[1]	A From October 5, 2021 .